Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Capital Commitments

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of:
- acquisition of property, plant and equipment	—	91,166	13,095